Share-Based Compensation - Summary of Company's Share Options (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($)
Share-Based Compensation
Number of Options, Beginning balance | shares	106,270,962	189,412,557	247,008,342
Number of Options, Granted | shares		281,250	800,000
Number of Options, Exercised | shares	(16,036,480)	(72,294,940)	(27,750,770)
Number of Options, Forfeited | shares	(3,312,540)	(11,127,905)	(30,645,015)
Number of Options, Ending balance | shares	86,921,942	106,270,962	189,412,557	247,008,342
Number of Options, Exercisable ending balance | shares	79,366,900
Weighted Average Exercise Price, Beginning balance	¥ 0.36	¥ 0.28	¥ 0.29
Weighted Average Exercise Price, Granted		0.57	0.54
Weighted Average Exercise Price, Exercised	0.47	0.14	0.39
Weighted Average Exercise Price, Forfeited	0.57	0.46	0.31
Weighted Average Exercise Price, Ending balance	0.37	¥ 0.36	¥ 0.28	¥ 0.29
Weighted Average Exercise Price, Exercisable ending balance	¥ 0.35
Weighted Average remaining contractual life	5 years 2 months 8 days	6 years 2 months 8 days	6 years 11 months 12 days	7 years 11 months 8 days
Weighted Average remaining contractual life, Exercisable ending balance	5 years 1 month 2 days
Weighted Average Grant- date Fair Value , Beginning balance	¥ 2.56	¥ 2.14	¥ 2.1
Weighted Average Grant- date Fair Value , Granted		0.57	0.7
Weighted Average Grant- date Fair Value , Exercised	2.53	1.52	1.2
Weighted Average Grant- date Fair Value , Forfeited	4.18	4.11	3.52
Weighted Average Grant- date Fair Value, Ending balance	2.55	¥ 2.56	¥ 2.14	¥ 2.1
Weighted Average Grant- date Fair Value, Exercisable ending balance	¥ 2.29
Aggregate Intrinsic Value	¥ 226,780	¥ 276,835		¥ 543,248	$ 452,543
Aggregate Intrinsic Value, Exercisable ending balance | ¥	¥ 186,936
SLB Plan
Share-Based Compensation
Number of Options, Granted | shares	0
Employee Stock Option | SLB Plan | Shenzhen Cunzhen Qiushi Technology Co Ltd
Share-Based Compensation
Number of Options, Beginning balance | shares	430,808	450,246
Number of Options, Forfeited | shares	(91,563)	(19,438)
Number of Options, Ending balance | shares	339,245	430,808	450,246
Number of Options, Exercisable ending balance | shares	291,402
Weighted Average Exercise Price, Beginning balance	¥ 15.55	¥ 15.9
Weighted Average Exercise Price, Forfeited	15.48	23.57
Weighted Average Exercise Price, Ending balance	16.01	¥ 15.55	¥ 15.9
Weighted Average Exercise Price, Exercisable ending balance	¥ 16.21
Weighted Average remaining contractual life	6 years 6 months 14 days	7 years 8 months 8 days	7 years 8 months 4 days
Weighted Average remaining contractual life, Exercisable ending balance	6 years 4 months 13 days
Weighted Average Grant- date Fair Value , Beginning balance	¥ 24.96	¥ 24.81
Weighted Average Grant- date Fair Value , Forfeited	28.84	21.41
Weighted Average Grant- date Fair Value, Ending balance	23.91	¥ 24.96	¥ 24.81
Weighted Average Grant- date Fair Value, Exercisable ending balance	¥ 22.63
Aggregate Intrinsic Value | ¥	¥ 5,266	¥ 6,921	¥ 7,162
Aggregate Intrinsic Value, Exercisable ending balance | ¥	¥ 3,848